Schedule of Investments (unaudited) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings Inc.(a)	295	$11,693
Aerovironment Inc.(a)	87	6,928
Ducommun Inc.(a)	178	6,207
National Presto Industries Inc.	38	3,321
Park Aerospace Corp.	92	1,025
Vectrus Inc.(a)	31	1,523

		30,697

Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	306	6,815
Atlas Air Worldwide Holdings Inc.(a)	133	5,723
Forward Air Corp.	50	2,491
Hub Group Inc., Class A(a)	112	5,360

		20,389

Airlines — 0.2%
SkyWest Inc.	415	13,537

Auto Components — 0.1%
Fox Factory Holding Corp.(a)	40	3,304

Automobiles — 0.0%
Winnebago Industries Inc.	45	2,998

Banks — 3.6%
1st Source Corp.	40	1,423
BancFirst Corp.	453	18,378
Bank of Marin Bancorp	180	6,000
Bank of NT Butterfield & Son Ltd. (The)	390	9,512
Cathay General Bancorp	353	9,284
City Holding Co.	176	11,470
Community Bank System Inc.	20	1,141
Community Trust Bancorp. Inc.	134	4,390
Dime Community Bancshares Inc.	337	4,627
Farmers National Banc Corp.	223	2,645
First BanCorp./Puerto Rico	2,117	11,834
First Community Bankshares Inc.	351	7,880
First Financial Bankshares Inc.	434	12,538
First Financial Corp./IN	70	2,579
Fulton Financial Corp.	510	5,370
Great Southern Bancorp. Inc.	413	16,669
HomeTrust Bancshares Inc.	33	528
Investors Bancorp. Inc.	384	3,264
Lakeland Financial Corp.	212	9,877
National Bank Holdings Corp., Class A	393	10,611
NBT Bancorp. Inc.	316	9,720
OFG Bancorp	252	3,369
Old Second Bancorp. Inc.	144	1,120
Preferred Bank/Los Angeles CA	73	3,128
Republic Bancorp. Inc./KY, Class A	669	21,883
Stock Yards Bancorp. Inc.	381	15,316
Trustmark Corp.	303	7,430
Westamerica Bancorp	48	2,756

		214,742

Beverages — 0.1%
Coca-Cola Consolidated Inc.	20	4,584
Craft Brew Alliance Inc.(a)	95	1,462

		6,046

Biotechnology — 8.1%
Affimed NV(a)	989	4,564

Security	Shares	Value

Biotechnology (continued)
Agenus Inc.(a)(b)	1,785	$7,015
Akebia Therapeutics Inc.(a)	293	3,979
Amicus Therapeutics Inc.(a)	47	709
AnaptysBio Inc.(a)	213	4,759
Anavex Life Sciences Corp.(a)	510	2,509
Anika Therapeutics Inc.(a)(b)	58	2,188
Apellis Pharmaceuticals Inc.(a)	27	882
Arcus Biosciences Inc.(a)	60	1,484
Arcutis Biotherapeutics Inc.(a)	222	6,713
Arena Pharmaceuticals Inc.(a)	52	3,273
Arrowhead Pharmaceuticals Inc.(a)	527	22,761
Athenex Inc.(a)	46	633
Athersys Inc.(a)	3,152	8,700
BioCryst Pharmaceuticals Inc.(a)	406	1,935
Biohaven Pharmaceutical Holding Co. Ltd.(a)	48	3,509
BioSpecifics Technologies Corp.(a)(b)	76	4,657
Bioxcel Therapeutics Inc.(a)	196	10,390
Black Diamond Therapeutics Inc.(a)(b)	264	11,130
Blueprint Medicines Corp.(a)	192	14,976
CareDx Inc.(a)	138	4,889
Castle Biosciences Inc.(a)	474	17,865
Catalyst Pharmaceuticals Inc.(a)	1,133	5,235
CEL-SCI Corp.(a)(b)	184	2,745
ChemoCentryx Inc.(a)	267	15,363
Chimerix Inc.(a)	269	834
Coherus Biosciences Inc.(a)	412	7,358
Corbus Pharmaceuticals Holdings Inc.(a)	1,429	11,989
Cue Biopharma Inc.(a)	279	6,838
Cytokinetics Inc.(a)	586	13,812
CytomX Therapeutics Inc.(a)	474	3,948
Denali Therapeutics Inc.(a)	342	8,270
Dicerna Pharmaceuticals Inc.(a)	680	17,272
Eagle Pharmaceuticals Inc./DE(a)	112	5,374
Editas Medicine Inc.(a)(b)	279	8,253
Emergent BioSolutions Inc.(a)	159	12,574
Enanta Pharmaceuticals Inc.(a)(b)	113	5,674
Esperion Therapeutics Inc.(a)	332	17,035
Fate Therapeutics Inc.(a)	104	3,568
FibroGen Inc.(a)	374	15,158
Frequency Therapeutics Inc.(a)	319	7,417
Geron Corp.(a)	369	804
Halozyme Therapeutics Inc.(a)	921	24,692
Inovio Pharmaceuticals Inc.(a)(b)	294	7,923
Intercept Pharmaceuticals Inc.(a)	132	6,324
Ironwood Pharmaceuticals Inc.(a)	551	5,686
Karuna Therapeutics Inc.(a)	39	4,347
Karyopharm Therapeutics Inc.(a)	155	2,936
Kodiak Sciences Inc.(a)	23	1,245
Ligand Pharmaceuticals Inc.(a)	68	7,606
Mirati Therapeutics Inc.(a)	46	5,252
Momenta Pharmaceuticals Inc.(a)	195	6,488
Natera Inc.(a)	314	15,656
Novavax Inc.(a)	34	2,834
PDL BioPharma Inc.(a)	1,649	4,799
Pfenex Inc.(a)	115	960
Portola Pharmaceuticals Inc.(a)	174	3,130
PTC Therapeutics Inc.(a)	66	3,349
Puma Biotechnology Inc.(a)	302	3,150
Radius Health Inc.(a)	256	3,489
REGENXBIO Inc.(a)	385	14,180

1

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Retrophin Inc.(a)	577	$11,777
Rigel Pharmaceuticals Inc.(a)	496	908
Sangamo Therapeutics Inc.(a)	272	2,437
Seres Therapeutics Inc.(a)	650	3,094
Syros Pharmaceuticals Inc.(a)	61	650
TG Therapeutics Inc.(a)	204	3,974
Ultragenyx Pharmaceutical Inc.(a)	40	3,129
Vanda Pharmaceuticals Inc.(a)	554	6,338
Vericel Corp.(a)	483	6,675
Xencor Inc.(a)	388	12,567

		484,636

Building Products — 1.8%
Builders FirstSource Inc.(a)	953	19,727
CSW Industrials Inc.	209	14,444
Gibraltar Industries Inc.(a)	317	15,219
Griffon Corp.	126	2,334
Quanex Building Products Corp.	1,125	15,615
Simpson Manufacturing Co. Inc.	209	17,631
UFP Industries Inc.	416	20,596

		105,566

Capital Markets — 4.1%
Artisan Partners Asset Management Inc., Class A	318	10,335
Assetmark Financial Holdings Inc.(a)	736	20,085
B. Riley Financial Inc.	401	8,726
BrightSphere Investment Group PLC(a)	1,511	18,827
Cohen & Steers Inc.	254	17,285
Cowen Inc., Class A	137	2,221
Diamond Hill Investment Group Inc.	61	6,934
Federated Hermes Inc.	487	11,542
GAIN Capital Holdings Inc.	570	3,431
Greenhill & Co. Inc.	965	9,640
Houlihan Lokey Inc.	479	26,652
Moelis & Co., Class A	570	17,761
Oppenheimer Holdings Inc., Class A, NVS	622	13,553
Piper Sandler Cos	499	29,521
PJT Partners Inc., Class A	154	7,906
Sculptor Capital Management Inc.	1,717	22,201
Stifel Financial Corp.	167	7,921
Waddell & Reed Financial Inc., Class A	800	12,408

		246,949

Chemicals — 0.8%
Advanced Emissions Solutions Inc.	1,430	6,935
Hawkins Inc.	167	7,111
Ingevity Corp.(a)	169	8,884
Innospec Inc.	118	9,115
Koppers Holdings Inc.(a)	257	4,842
Kronos Worldwide Inc.	180	1,874
Trinseo SA	101	2,238
Tronox Holdings PLC, Class A(a)	575	4,152

		45,151

Commercial Services & Supplies — 3.0%
ACCO Brands Corp.	617	4,381
Brady Corp., Class A, NVS	679	31,791
Brink’s Co. (The)	73	3,322
Casella Waste Systems Inc., Class A(a)	112	5,837
Cimpress PLC(a)	93	7,099
Deluxe Corp.	461	10,852
Ennis Inc.	1,320	23,945
Harsco Corp.(a)	712	9,619

Security	Shares	Value

Commercial Services & Supplies (continued)
Herman Miller Inc.	688	$16,244
Kimball International Inc., Class B	904	10,450
Knoll Inc.	567	6,912
McGrath RentCorp	399	21,550
Pitney Bowes Inc.	62	161
Quad/Graphics Inc.	2,264	7,358
Steelcase Inc., Class A	512	6,175
Tetra Tech Inc.	210	16,615

		182,311

Communications Equipment — 0.7%
Calix Inc.(a)	272	4,053
Comtech Telecommunications Corp.	103	1,740
Extreme Networks Inc.(a)	2,501	10,854
Harmonic Inc.(a)	930	4,418
NetScout Systems Inc.(a)	240	6,134
Viavi Solutions Inc.(a)	1,015	12,931

		40,130

Construction & Engineering — 1.5%
Arcosa Inc.	416	17,555
Comfort Systems USA Inc.	205	8,354
Emcor Group Inc.	397	26,258
Great Lakes Dredge & Dock Corp.(a)(b)	1,092	10,112
MasTec Inc.(a)	358	16,063
Northwest Pipe Co.(a)	458	11,482

		89,824

Construction Materials — 0.1%
Forterra Inc.(a)	446	4,977

Consumer Finance — 0.9%
Encore Capital Group Inc.(a)	41	1,402
Enova International Inc.(a)	690	10,261
EZCORP Inc., Class A, NVS(a)	721	4,542
Green Dot Corp., Class A(a)	341	16,736
Nelnet Inc., Class A	45	2,148
Oportun Financial Corp.(a)	1,550	20,832

		55,921

Containers & Packaging — 0.5%
Greif Inc., Class A, NVS	159	5,471
Myers Industries Inc.	1,579	22,975

		28,446

Distributors — 0.0%
Core-Mark Holding Co. Inc.	20	499

Diversified Consumer Services — 1.4%
Collectors Universe Inc.	1,091	37,399
K12 Inc.(a)	339	9,234
Perdoceo Education Corp.(a)	1,676	26,699
Strategic Education Inc.	55	8,451
WW International Inc.(a)	158	4,010

		85,793

Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	149	1,713
Cannae Holdings Inc.(a)	226	9,289

		11,002

Diversified Telecommunication Services — 0.5%
Anterix Inc.(a)	35	1,587
Cogent Communications Holdings Inc.	157	12,145
Consolidated Communications Holdings Inc.(a)	883	5,978
Ooma Inc.(a)	536	8,833

2

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Vonage Holdings Corp.(a)	292	$2,938

		31,481

Electric Utilities — 0.7%
El Paso Electric Co.	29	1,943
PNM Resources Inc.	810	31,137
Portland General Electric Co.	188	7,860

		40,940

Electrical Equipment — 0.6%
Atkore International Group Inc.(a)	764	20,895
Powell Industries Inc.	230	6,300
Vicor Corp.(a)	149	10,721

		37,916

Electronic Equipment, Instruments & Components — 1.8%
Belden Inc.	22	716
Fabrinet(a)	24	1,498
Fitbit Inc., Class A(a)	1,547	9,994
II-VI Inc.(a)	9	425
Insight Enterprises Inc.(a)	206	10,135
Itron Inc.(a)	117	7,751
Knowles Corp.(a)	333	5,082
Napco Security Technologies Inc.(a)	361	8,444
Novanta Inc.(a)	150	16,015
OSI Systems Inc.(a)	198	14,779
PC Connection Inc.	76	3,523
Sanmina Corp.(a)	494	12,370
TTM Technologies Inc.(a)	240	2,846
Vishay Intertechnology Inc.	722	11,025
Vishay Precision Group Inc.(a)	143	3,515

		108,118

Energy Equipment & Services — 0.4%
Archrock Inc.	1,599	10,377
Cactus Inc., Class A	106	2,187
DMC Global Inc.	273	7,535
Exterran Corp.(a)	240	1,294

		21,393

Entertainment — 0.1%
Glu Mobile Inc.(a)	423	3,921
LiveXLive Media Inc.(a)	532	1,926

		5,847

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Finance Trust Inc.	1,040	8,252
CatchMark Timber Trust Inc., Class A	551	4,876
CoreCivic Inc.	859	8,040
CorePoint Lodging Inc.	1,800	7,578
Franklin Street Properties Corp.	1,496	7,615
Front Yard Residential Corp.	2,009	17,478
Global Net Lease Inc.	337	5,638
iStar Inc.	731	9,006
Lexington Realty Trust	2,016	21,269
New Senior Investment Group Inc.	2,084	7,544
One Liberty Properties Inc.	103	1,815
Piedmont Office Realty Trust Inc., Class A	1,406	23,354
PS Business Parks Inc.	52	6,885
Retail Value Inc.	1,697	20,975
Uniti Group Inc.	1,179	11,024
Xenia Hotels & Resorts Inc.	1,506	14,051

		175,400

Security	Shares	Value

Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings Inc.(a)	621	$23,145
HF Foods Group Inc.(a)	1,494	13,521
Ingles Markets Inc., Class A	182	7,839
Performance Food Group Co.(a)	239	6,964
Village Super Market Inc., Class A	395	10,949

		62,418

Food Products — 0.3%
John B Sanfilippo & Son Inc.	179	15,274
Seneca Foods Corp., Class A(a)	163	5,511

		20,785

Gas Utilities — 1.2%
New Jersey Resources Corp.	289	9,436
Northwest Natural Holding Co.	96	5,356
ONE Gas Inc.	423	32,592
Southwest Gas Holdings Inc.	168	11,600
Spire Inc.	160	10,514

		69,498

Health Care Equipment & Supplies — 2.6%
Antares Pharma Inc.(a)	569	1,565
AtriCure Inc.(a)	47	2,113
Atrion Corp.	4	2,548
BioLife Solutions Inc.(a)	138	2,256
BioSig Technologies Inc.(a)	397	2,858
Cardiovascular Systems Inc.(a)	286	9,023
CONMED Corp.	185	13,318
Cutera Inc.(a)	332	4,041
Inogen Inc.(a)	41	1,456
Integer Holdings Corp.(a)	118	8,620
iRhythm Technologies Inc.(a)	63	7,301
Lantheus Holdings Inc.(a)	163	2,331
Meridian Bioscience Inc.(a)	126	2,935
Nevro Corp.(a)	51	6,093
NuVasive Inc.(a)	52	2,894
OraSure Technologies Inc.(a)	74	861
Orthofix Medical Inc.(a)	210	6,720
SeaSpine Holdings Corp.(a)	358	3,748
Silk Road Medical Inc.(a)	11	461
STAAR Surgical Co.(a)	245	15,077
Surmodics Inc.(a)	320	13,837
Tactile Systems Technology Inc.(a)	115	4,765
Utah Medical Products Inc.	97	8,596
Wright Medical Group NV(a)	532	15,811
Zynex Inc.(a)	752	18,702

		157,930

Health Care Providers & Services — 3.0%
Addus HomeCare Corp.(a)	79	7,312
AMN Healthcare Services Inc.(a)	80	3,619
BioTelemetry Inc.(a)	230	10,394
Brookdale Senior Living Inc.(a)	429	1,266
Community Health Systems Inc.(a)	727	2,188
CorVel Corp.(a)	114	8,081
Cross Country Healthcare Inc.(a)	442	2,723
Enzo Biochem Inc.(a)(b)	1,438	3,221
Hanger Inc.(a)	1,220	20,203
HealthEquity Inc.(a)	43	2,523
Joint Corp. (The)(a)	1,629	24,875
LHC Group Inc.(a)	99	17,258
National HealthCare Corp.	12	761
National Research Corp.	237	13,796

3

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Owens & Minor Inc.	753	$5,738
Patterson Companies Inc.	291	6,402
Pennant Group Inc. (The)(a)	205	4,633
Progyny Inc.(a)	435	11,227
R1 RCM Inc.(a)	691	7,705
Select Medical Holdings Corp.(a)	504	7,424
Tenet Healthcare Corp.(a)	318	5,759
Tivity Health Inc.(a)	220	2,493
Triple-S Management Corp., Class B(a)	422	8,026

		177,627

Health Care Technology — 0.9%
Computer Programs & Systems Inc.	55	1,253
HealthStream Inc.(a)(b)	119	2,633
HMS Holdings Corp.(a)	466	15,094
Inspire Medical Systems Inc.(a)	75	6,527
Omnicell Inc.(a)	87	6,144
Ontrak Inc.	600	14,844
Simulations Plus Inc.	116	6,939

		53,434

Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands Inc.	1,348	14,370
Brinker International Inc.	377	9,048
Cheesecake Factory Inc. (The)	98	2,246
Churchill Downs Inc.	35	4,660
Cracker Barrel Old Country Store Inc.	128	14,196
Dave & Buster’s Entertainment Inc.	175	2,333
Denny’s Corp.(a)	972	9,817
Everi Holdings Inc.(a)	1,656	8,545
Jack in the Box Inc.	170	12,595
Papa John’s International Inc.	41	3,256
Penn National Gaming Inc.(a)	138	4,215
RCI Hospitality Holdings Inc.	94	1,303
Ruth’s Hospitality Group Inc.	70	571
SeaWorld Entertainment Inc.(a)	212	3,140
Wingstop Inc.	141	19,595

		109,890

Household Durables — 2.4%
Casper Sleep Inc.(a)	1,386	12,432
Cavco Industries Inc.(a)	33	6,364
Ethan Allen Interiors Inc.	158	1,869
GoPro Inc., Class A(a)	876	4,170
Helen of Troy Ltd.(a)	123	23,193
Installed Building Products Inc.(a)	24	1,651
iRobot Corp.(a)	13	1,091
KB Home	219	6,719
La-Z-Boy Inc.(b)	349	9,444
MDC Holdings Inc.	209	7,461
Purple Innovation Inc.(a)	300	5,400
Skyline Champion Corp.(a)	371	9,030
Sonos Inc.(a)	1,869	27,343
Taylor Morrison Home Corp.(a)	164	3,164
TopBuild Corp.(a)	156	17,748
Tupperware Brands Corp.	890	4,227
Universal Electronics Inc.(a)	86	4,027

		145,333

Household Products — 0.5%
Central Garden & Pet Co.(a)	188	6,766
Central Garden & Pet Co., Class A, NVS(a)	162	5,474

Security	Shares	Value

Household Products (continued)
WD-40 Co.	83	$16,459

		28,699

Independent Power and Renewable Electricity Producers — 0.5%
Atlantic Power Corp.(a)	12,504	25,008
Clearway Energy Inc., Class A	254	5,326

		30,334

Insurance — 3.4%
American Equity Investment Life Holding Co.	666	16,457
AMERISAFE Inc.	282	17,247
Argo Group International Holdings Ltd.	67	2,334
Benefytt Technologies Inc.(a)	159	3,253
CNO Financial Group Inc.	134	2,086
eHealth Inc.(a)	194	19,059
FBL Financial Group Inc., Class A	149	5,348
Genworth Financial Inc., Class A(a)	6,274	14,493
James River Group Holdings Ltd.	312	14,040
Kinsale Capital Group Inc.	30	4,656
MBIA Inc.(a)	1,713	12,419
National Western Life Group Inc., Class A	35	7,112
Palomar Holdings Inc.(a)	103	8,833
RLI Corp.	233	19,129
Safety Insurance Group Inc.	133	10,143
Selective Insurance Group Inc.	202	10,653
Third Point Reinsurance Ltd.(a)	49	368
Trupanion Inc.(a)(b)	221	9,434
Watford Holdings Ltd.(a)	1,581	26,387

		203,451

Interactive Media & Services — 0.5%
Cargurus Inc.(a)	203	5,146
EverQuote Inc., Class A(a)	293	17,041
Liberty TripAdvisor Holdings Inc., Class A(a)	673	1,433
Yelp Inc.(a)	216	4,996

		28,616

Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com Inc., Class A(a)	303	6,066
Groupon Inc.(a)	179	3,244
PetMed Express Inc.	294	10,478
Rubicon Project Inc. (The)(a)	1,650	11,006
Shutterstock Inc.	86	3,007
Stamps.com Inc.(a)	83	15,246
Stitch Fix Inc., Class A(a)	180	4,489

		53,536

IT Services — 3.4%
Brightcove Inc.(a)	1,357	10,693
Cardtronics PLC, Class A(a)	300	7,194
CSG Systems International Inc.	392	16,225
EVERTEC Inc.	617	17,338
Evo Payments Inc., Class A(a)	314	7,169
I3 Verticals Inc., Class A(a)	63	1,906
International Money Express Inc.(a)	1,597	19,899
KBR Inc.	684	15,424
Limelight Networks Inc.(a)	733	5,395
LiveRamp Holdings Inc.(a)	13	552
ManTech International Corp./VA, Class A	173	11,849
Maximus Inc.	72	5,072
NIC Inc.	815	18,712
Paysign Inc.(a)	2,154	20,915
Perficient Inc.(a)	95	3,399
Perspecta Inc.	867	20,140

4

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
TTEC Holdings Inc.	238	$11,081
Unisys Corp.(a)	5	55
Verra Mobility Corp.(a)	1,191	12,244

		205,262

Leisure Products — 1.4%
Acushnet Holdings Corp.	88	3,062
Callaway Golf Co.	759	13,290
Johnson Outdoors Inc., Class A	251	22,846
Malibu Boats Inc., Class A(a)	99	5,143
MasterCraft Boat Holdings Inc.(a)	47	895
Vista Outdoor Inc.(a)	1,108	16,011
YETI Holdings Inc.(a)	606	25,894

		87,141

Life Sciences Tools & Services — 0.6%
Codexis Inc.(a)	737	8,402
Medpace Holdings Inc.(a)	190	17,674
NanoString Technologies Inc.(a)	145	4,255
NeoGenomics Inc.(a)	244	7,559

		37,890

Machinery — 2.3%
Albany International Corp., Class A	89	5,225
Blue Bird Corp.(a)	54	809
Columbus McKinnon Corp./NY	204	6,824
ESCO Technologies Inc.	46	3,888
Federal Signal Corp.	823	24,468
Gorman-Rupp Co. (The)	107	3,326
John Bean Technologies Corp.	11	946
Kadant Inc.	66	6,578
Kennametal Inc.	176	5,053
Meritor Inc.(a)	425	8,415
Miller Industries Inc./TN	199	5,924
Navistar International Corp.(a)	14	395
Park-Ohio Holdings Corp.	39	647
Rexnord Corp.	150	4,372
Shyft Group Inc. (The)(b)	571	9,616
SPX Corp.(a)	552	22,715
Tennant Co.	125	8,126
Wabash National Corp.	734	7,795
Watts Water Technologies Inc., Class A	182	14,742

		139,864

Media — 0.3%
Cardlytics Inc.(a)	8	560
TechTarget Inc.(a)	223	6,697
TEGNA Inc.	452	5,035
Tribune Publishing Co.	425	4,246

		16,538

Metals & Mining — 1.2%
Cleveland-Cliffs Inc.	1,271	7,016
Commercial Metals Co.	371	7,568
Kaiser Aluminum Corp.	100	7,362
Materion Corp.	276	16,971
NovaGold Resources Inc.(a)	1,608	14,762
Schnitzer Steel Industries Inc., Class A	643	11,343
SunCoke Energy Inc.	1,364	4,037
Warrior Met Coal Inc.	132	2,032
Worthington Industries Inc.	48	1,790

		72,881

Security	Shares	Value

Mortgage Real Estate Investment — 2.4%
Anworth Mortgage Asset Corp.	11,422	$19,417
Ares Commercial Real Estate Corp.	3,489	31,820
ARMOUR Residential REIT Inc.	1,728	16,226
Capstead Mortgage Corp.	1,969	10,810
Cherry Hill Mortgage Investment Corp.	577	5,204
Colony Credit Real Estate Inc.	91	639
Dynex Capital Inc.	1,329	19,005
Ellington Financial Inc.	906	10,673
Invesco Mortgage Capital Inc.(b)	4,601	17,208
Ladder Capital Corp.	138	1,118
Western Asset Mortgage Capital Corp.	4,445	12,179

		144,299

Multi-Utilities — 0.1%
Unitil Corp.	107	4,796

Multiline Retail — 0.3%
Big Lots Inc.	388	16,296
Dillard’s Inc., Class A(b)	157	4,049

		20,345

Oil, Gas & Consumable Fuels — 1.0%
Arch Resources Inc.	350	9,943
Bonanza Creek Energy Inc.(a)	184	2,727
CNX Resources Corp.(a)	1,031	8,918
CONSOL Energy Inc.(a)	313	1,587
CVR Energy Inc.	19	382
Delek U.S. Holdings Inc.	26	453
Diamond S Shipping Inc.(a)	426	3,404
Dorian LPG Ltd.(a)	196	1,517
International Seaways Inc.	41	670
Overseas Shipholding Group Inc., Class A(a)	4,723	8,785
SFL Corp. Ltd.	1,079	10,024
Southwestern Energy Co.(a)	2,158	5,524
W&T Offshore Inc.(a)	2,894	6,598

		60,532

Paper & Forest Products — 0.6%
Boise Cascade Co.	181	6,807
Louisiana-Pacific Corp.	404	10,363
Schweitzer-Mauduit International Inc.	179	5,980
Verso Corp., Class A	939	11,231

		34,381

Personal Products — 1.4%
BellRing Brands Inc., Class A(a)	851	16,969
elf Beauty Inc.(a)(b)	170	3,242
Inter Parfums Inc.	54	2,600
Lifevantage Corp.(a)	1,244	16,819
Medifast Inc.	221	30,668
USANA Health Sciences Inc.(a)	171	12,556

		82,854

Pharmaceuticals — 1.9%
Axsome Therapeutics Inc.(a)	102	8,393
BioDelivery Sciences International Inc.(a)	1,439	6,274
Collegium Pharmaceutical Inc.(a)	423	7,402
Corcept Therapeutics Inc.(a)	889	14,953
Endo International PLC(a)	309	1,060
Innoviva Inc.(a)	654	9,143
Intra-Cellular Therapies Inc.(a)	84	2,156
Lannett Co. Inc.(a)	329	2,389
Mallinckrodt PLC(a)	1,499	4,017
MyoKardia Inc.(a)	132	12,754

5

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
NGM Biopharmaceuticals Inc.(a)	349	$6,889
Odonate Therapeutics Inc.(a)	84	3,557
Omeros Corp.(a)	702	10,333
Prestige Consumer Healthcare Inc.(a)	82	3,080
Recro Pharma Inc.(a)	937	4,263
SIGA Technologies Inc.(a)	1,400	8,274
Theravance Biopharma Inc.(a)	423	8,879

		113,816

Professional Services — 3.3%
ASGN Inc.(a)	36	2,400
Barrett Business Services Inc.	200	10,626
CRA International Inc.	441	17,420
Exponent Inc.	502	40,627
Forrester Research Inc.(a)	47	1,506
Franklin Covey Co.(a)	425	9,095
Heidrick & Struggles International Inc.	1,657	35,824
Insperity Inc.	332	21,490
Kforce Inc.	745	21,791
Korn Ferry	475	14,597
Resources Connection Inc.	348	4,166
TriNet Group Inc.(a)	303	18,465

		198,007

Real Estate Management & Development — 0.9%
CTO Realty Growth Inc.	175	6,913
Cushman & Wakefield PLC(a)	476	5,931
eXp World Holdings Inc.(a)	1,760	30,008
RE/MAX Holdings Inc., Class A	89	2,797
RMR Group Inc. (The), Class A	107	3,153
St. Joe Co. (The)(a)	378	7,341

		56,143

Road & Rail — 1.2%
ArcBest Corp.	177	4,692
Avis Budget Group Inc.(a)	204	4,670
Covenant Transportation Group Inc., Class A(a)	232	3,348
Heartland Express Inc.	556	11,576
Hertz Global Holdings Inc.(a)(b)	2,998	4,227
Marten Transport Ltd.	26	654
Saia Inc.(a)	171	19,012
Werner Enterprises Inc.	504	21,939

		70,118

Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology Inc.(a)(b)	91	1,120
Cabot Microelectronics Corp.	75	10,466
Diodes Inc.(a)	126	6,388
DSP Group Inc.(a)	176	2,795
FormFactor Inc.(a)	218	6,394
Lattice Semiconductor Corp.(a)	759	21,548
NeoPhotonics Corp.(a)	67	595
Power Integrations Inc.	22	2,599
Rambus Inc.(a)	776	11,795
Semtech Corp.(a)	48	2,507
Silicon Laboratories Inc.(a)	127	12,734
SMART Global Holdings Inc.(a)	15	408
Synaptics Inc.(a)	28	1,683

		81,032

Software — 8.5%
A10 Networks Inc.(a)	1,631	11,107
ACI Worldwide Inc.(a)	139	3,752
Agilysys Inc.(a)	467	8,378

Security	Shares	Value

Software (continued)
Alarm.com Holdings Inc.(a)	108	$6,999
American Software Inc./GA, Class A	217	3,420
Appfolio Inc., Class A(a)	65	10,576
Avaya Holdings Corp.(a)	640	7,910
Blackbaud Inc.	175	9,989
Blackline Inc.(a)(b)	234	19,401
Box Inc., Class A(a)	991	20,573
ChannelAdvisor Corp.(a)	112	1,774
CommVault Systems Inc.(a)	287	11,107
Cornerstone OnDemand Inc.(a)	433	16,697
Digital Turbine Inc.(a)	2,707	34,027
Domo Inc., Class B(a)	38	1,222
eGain Corp.(a)	922	10,243
Envestnet Inc.(a)	168	12,355
Intelligent Systems Corp.(a)	612	20,857
LivePerson Inc.(a)	123	5,096
MicroStrategy Inc., Class A(a)	19	2,248
MobileIron Inc.(a)	3,497	17,240
Model N Inc.(a)	314	10,915
Progress Software Corp.	494	19,143
PROS Holdings Inc.(a)	264	11,730
Q2 Holdings Inc.(a)	121	10,381
QAD Inc., Class A	16	660
Qualys Inc.(a)	187	19,452
Rapid7 Inc.(a)	241	12,296
Rosetta Stone Inc.(a)	568	9,576
SailPoint Technologies Holdings Inc.(a)	390	10,323
SecureWorks Corp., Class A(a)	50	572
Sprout Social Inc., Class A(a)	521	14,067
SPS Commerce Inc.(a)	223	16,752
Telenav Inc.(a)	1,115	6,121
Tenable Holdings Inc.(a)	677	20,181
Varonis Systems Inc.(a)	234	20,704
Verint Systems Inc.(a)	164	7,410
Workiva Inc.(a)	1,064	56,913
Xperi Holding Corp.	944	13,933
Yext Inc.(a)	129	2,143
Zix Corp.(a)	1,579	10,895
Zuora Inc., Class A(a)	257	3,277

		512,415

Specialty Retail — 5.3%
Aaron’s Inc.	254	11,532
Abercrombie & Fitch Co., Class A	1,317	14,013
American Eagle Outfitters Inc.	148	1,613
America’s Car-Mart Inc./TX(a)	124	10,896
Asbury Automotive Group Inc.(a)	185	14,306
Bed Bath & Beyond Inc.(b)	489	5,184
Boot Barn Holdings Inc.(a)	281	6,058
Buckle Inc. (The)	535	8,389
Cato Corp. (The), Class A	1,104	9,031
Chico’s FAS Inc.	4,179	5,767
Children’s Place Inc. (The)	148	5,538
Citi Trends Inc.	334	6,754
Designer Brands Inc. , Class A	443	2,999
GameStop Corp., Class A(a)	467	2,027
Genesco Inc.(a)	250	5,415
Group 1 Automotive Inc.	256	16,888
Guess? Inc.	787	7,610
Haverty Furniture Companies Inc.	402	6,432
Hibbett Sports Inc.(a)	245	5,130

6

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Hudson Ltd., Class A(a)	1,304	$6,351
Lithia Motors Inc., Class A	51	7,718
Murphy USA Inc.(a)	93	10,471
Office Depot Inc.	4,681	11,000
Rent-A-Center Inc./TX	823	22,896
RH(a)	117	29,121
Sally Beauty Holdings Inc.(a)	446	5,588
Shoe Carnival Inc.	526	15,396
Signet Jewelers Ltd.	937	9,623
Sleep Number Corp.(a)	813	33,853
Sonic Automotive Inc., Class A	176	5,616
Sportsman’s Warehouse Holdings Inc.(a)	34	485
Tilly’s Inc., Class A	1,070	6,067
Zumiez Inc.(a)	385	10,541

		320,308

Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology Inc.(a)	511	3,715

Textiles, Apparel & Luxury Goods — 2.0%
Crocs Inc.(a)	852	31,371
Deckers Outdoor Corp.(a)	252	49,490
Fossil Group Inc.(a)	475	2,209
Kontoor Brands Inc.(a)	1,379	24,560
Movado Group Inc.	225	2,439
Oxford Industries Inc.	20	880
Steven Madden Ltd.	147	3,629
Vera Bradley Inc.(a)	972	4,316
Wolverine World Wide Inc.	129	3,071

		121,965

Thrifts & Mortgage Finance — 1.9%
Meridian Bancorp. Inc.	56	650
Northfield Bancorp. Inc.	1,154	13,294
Northwest Bancshares Inc.	1,619	16,554
PCSB Financial Corp.	969	12,287
Premier Financial Corp.	715	12,634
TrustCo Bank Corp. NY	58	367
Walker & Dunlop Inc.	253	12,855
Washington Federal Inc.	813	21,821
Waterstone Financial Inc.	1,546	22,927

		113,389

Tobacco — 0.2%
Vector Group Ltd.	1,074	10,804

Trading Companies & Distributors — 1.7%
BMC Stock Holdings Inc.(a)	401	10,081
DXP Enterprises Inc./TX(a)	339	6,749
Gatx Corp.	172	10,489

Security	Shares	Value

Trading Companies & Distributors (continued)
H&E Equipment Services Inc.	600	$11,088
Herc Holdings Inc.(a)	315	9,680
MRC Global Inc.(a)	472	2,790
NOW Inc.(a)	1,376	11,875
Rush Enterprises Inc., Class A	205	8,499
Systemax Inc.	491	10,085
Titan Machinery Inc.(a)	324	3,519
Triton International Ltd.	514	15,543

		100,398

Water Utilities — 0.4%
American States Water Co.	243	19,107
Cadiz Inc.(a)	168	1,707
California Water Service Group	16	763
Middlesex Water Co.	25	1,680

		23,257

Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	123	6,062
Spok Holdings Inc.	1,605	15,007

		21,069

Total Common Stocks — 98.0% (Cost: $5,192,554)		5,888,783

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	55,741	55,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	130,000	130,000

		185,813

Total Short-Term Investments — 3.1% (Cost: $185,816)		185,813

Total Investments in Securities — 101.1% (Cost: $5,378,370)		6,074,596

Other Assets, Less Liabilities — (1.1)%		(63,346)

Net Assets — 100.0%		$6,011,250

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/14/20	(a)	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		55,741	55,741	$55,813	$22	(c)	$(1)	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		130,000	130,000	130,000	35		—	—

					$185,813	$57		$(1)	$(3)

(a)	The Fund commenced operations on April 14, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$50,297	$11,680	(b)	$52,861	0.9%
	JPMorgan Securities PLC	02/08/23	55,889	(5,082	)(c)	50,734	0.8%

			$106,186	$6,598		$103,595

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)
USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(b)	Amount includes $9,116 of net dividends and financing fees.
(c)	Amount includes $73 of net dividends, payable for referenced securities purchased and financing fees.

8

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2020 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
First Commonwealth Financial Corp.	393	$3,254	6.2%
National Bank Holdings Corp. Class A	50	1,350	2.6
NBT Bancorp. Inc.	40	1,230	2.3
OFG Bancorp	1,923	25,711	48.6

		31,545

Capital Markets
BrightSphere Investment Group PLC(a)	194	2,417	4.6

Diversified Telecommunication Services
Cincinnati Bell Inc.	5	74	0.1

Health Care Equipment & Supplies
Lantheus Holdings Inc. (a)	21	300	0.6

Insurance
AMERISAFE Inc.	37	2,263	4.3
Employers Holdings Inc.	408	12,301	23.3

		14,564

Interactive Media & Services
Meet Group Inc. (The)	165	1,030	1.9

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	463	2,931	5.5

Total Reference Entity — Long		52,861

Net Value of Reference Entity — Goldman Sachs & Co.		$52,861

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	576	$9,233	18.2%
Community Bank System Inc.	2	114	0.2
First BanCorp./Puerto Rico	281	1,571	3.1

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2020 expiration date 02/08/23.

	Shares	Value	% of Basket Value
First Commonwealth Financial Corp.	185	$1,532	3.0
National Bank Holdings Corp. Class A	2	54	0.1
NBT Bancorp. Inc.	2	62	0.1
OFG Bancorp	10	134	0.3

		12,700

Capital Markets
BrightSphere Investment Group PLC(a)	6	75	0.2

Commercial Services & Supplies
Pitney Bowes Inc.	474	1,232	2.4

Diversified Telecommunication Services
Cincinnati Bell Inc.	39	579	1.1

Health Care Equipment & Supplies
Lantheus Holdings Inc. (a)	1	14	0.0

Insurance
American Equity Investment Life Holding Co.	157	3,879	7.6
AMERISAFE Inc.	1	61	0.1
Employers Holdings Inc.	270	8,141	16.1
Palomar Holdings Inc. (a)	20	1,715	3.4

		13,796

Interactive Media & Services
Meet Group Inc. (The)	1,053	6,571	13.0

IT Services
Unisys Corp. (a)	39	425	0.8

Metals & Mining
Warrior Met Coal Inc.	994	15,298	30.2

Software
Xperi Holding Corp.	3	44	0.1

Total Reference Entity — Long		50,734

Net Value of Reference Entity — JPMorgan Securities PLC		$50,734

(a)	Non-income producing security

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

9

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Factors US Small Blend Style ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,888,783	$—	$—	$5,888,783
Money Market Funds	185,813	—	—	185,813

	$6,074,596	$—	$—	$6,074,596

Derivative financial instruments(a)
Assets
Swaps	$—	$11,680	$—	$11,680
Liabilities
Swaps	—	(5,082)	—	(5,082)

	$—	$6,598	$—	$6,598

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

10